ACQUISITIONS - Schedule of Intangible Assets and Weighted-average Amortization Periods (Details) - USD ($) $ in Thousands	Jan. 05, 2021	Mar. 02, 2020	Jan. 17, 2020	Sep. 27, 2019	May 31, 2019
Mountain Aviation
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 3,840
Weighted- Average Amortization Period (Years)	5 years 9 months 18 days
Mountain Aviation | Customer relationships - non-defense
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 3,400
Weighted- Average Amortization Period (Years)	7 years
Mountain Aviation | Customer relationships - defense
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 1,200
Weighted- Average Amortization Period (Years)	4 years
Mountain Aviation | Trade name
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 330
Weighted- Average Amortization Period (Years)	1 year
Mountain Aviation | Non-competion agreement
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 110
Weighted- Average Amortization Period (Years)	1 year
Delta Private Jets LLC
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired			$ 150,000
Total acquired intangible liabilities			$ 20,000
Weighted- Average Amortization Period (Years)			10 years
Weighted Average Amortization Period (Years)			10 years
Delta Private Jets LLC | Status
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired			$ 80,000
Weighted- Average Amortization Period (Years)			10 years
Delta Private Jets LLC | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired			$ 60,000
Weighted- Average Amortization Period (Years)			10 years
Delta Private Jets LLC | Trade name
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired			$ 10,000
Weighted- Average Amortization Period (Years)			10 years
Gama Aviation LLC
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		$ 13,000
Weighted- Average Amortization Period (Years)		8 years 2 months 12 days
Gama Aviation LLC | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		$ 10,000
Weighted- Average Amortization Period (Years)		10 years
Gama Aviation LLC | Trade name
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		$ 3,000
Weighted- Average Amortization Period (Years)		2 years
Travel Management Company, LLC
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired					$ 2,100
Weighted- Average Amortization Period (Years)					11 years 1 month 6 days
Travel Management Company, LLC | Trade name
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired					$ 900
Weighted- Average Amortization Period (Years)					5 years
Travel Management Company, LLC | Non-competion agreement
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired					$ 100
Weighted- Average Amortization Period (Years)					1 year
Travel Management Company, LLC | Developed technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired					$ 500
Weighted- Average Amortization Period (Years)					5 years
Travel Management Company, LLC | Leasehold interest - favorable
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired					$ 600
Weighted- Average Amortization Period (Years)					27 years
Avianis Systems LLC | Developed technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired				$ 18,947
Weighted- Average Amortization Period (Years)				7 years